MEZZANINE EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Class A Unit rights Redeemtion Term

The Class A Unit rights became redeemable based on the following schedule:

Date when redemption right became exercisable	Redeemable Class A Units
July 30, 2014	48,590
December 24, 2015	25,000

Total redeemable units	73,590